Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)

27.  Quarterly Results Of Operations (Unaudited)

The unaudited quarterly results of operations for the years ended December 31, 2016 and 2015 follow (in thousands, except per-share data):

	2016 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$5,187	$5,077	$5,049	$5,156
Total interest expense	558	546	561	603
Net interest income	4,629	4,531	4,488	4,553
Provision for loan losses	121	113	132	100
Securities gains	-	128	6	84
Other income	1,179	1,217	1,565	1,239
Merger and acquisition expense	58	314	-	(25)
Other expense	4,082	4,172	4,330	4,247
Income before income taxes	1,547	1,277	1,597	1,554
Income tax expense	255	162	150	252
Net income	$1,292	$1,115	$1,447	$1,302
Per-share data:
Basic earnings	$.27	$.23	$.30	$.27
Diluted earnings	.27	.23	.30	.27
Cash dividends	.22	.22	.22	.22

	2015 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$4,226	$4,220	$4,282	$4,651
Total interest expense	565	496	479	502
Net interest income	3,661	3,724	3,803	4,149
Provision for loan losses	50	112	140	200
Securities gains (losses)	(17)	1	19	10
Other income	1,017	1,129	1,175	1,171
Merger and acquisition expense	10	48	153	1,595
Other expense	3,594	3,573	3,549	3,677
Income before income taxes	1,007	1,121	1,155	(142)
Income tax expense (benefit)	83	120	146	(266)
Net income	$924	$1,001	$1,009	$124
Per-share data:
Basic earnings	$.22	$.24	$.24	$.02
Diluted earnings	.22	.24	.24	.02
Cash dividends	.22	.22	.22	.22